PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of the United Fire Group 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan's provisions.
General - The Plan is a defined contribution plan covering regular employees of United Fire Group, Inc. and its subsidiaries (collectively, the "Company") who have at least one hour of service and have attained the age of 21. Part-time employees who have at least 500 hours of service and have attained the age of 21 may also participate. United Fire & Casualty Company, a subsidiary of United Fire Group, Inc., serves as the plan administrator and "Plan Sponsor." The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The effective date of the Plan is August 1, 1989. There have been various amendments to the Plan since the effective date as described in the sections below.
Plan Custodian - The Plan custodian is Principal Financial Group (the "Plan Custodian").
Contributions - Participants may contribute up to an annual dollar limitation of their eligible compensation to the Plan through salary deferral through pre-tax 401(k) contributions, Roth 401(k) contributions, or a combination of the two. The Plan includes an automatic enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6 percent of eligible compensation with contributions invested in the designated default fund until changed by the participant. The deferral percentage for automatically enrolled participants increases by 1 percent per year up to a maximum of 15 percent of a participant's compensation.
The Company matches 50 percent of the first 8 percent of employee contributions. The Company may also make discretionary contributions to the Plan as defined by the Board of Directors of the Plan. The Company did not make any discretionary contributions during the year ended December 31, 2025.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, the Company's matching contribution, and allocations of any (a) discretionary contributions; (b) Plan earnings; and (c) Plan losses. Allocations are based on participant earnings, losses, or account balances per the Plan agreement. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Participants direct the investment of participant and Company matching contributions into mutual fund, common collective trust, pooled separate account, employer stock fund, fixed income fund, and self-directed retirement account investment options offered by the Plan.
Vesting - Participants' contributions and subsequent earnings and losses immediately vest. Vesting of Company matching and discretionary contributions, plus actual earnings, is based on years of credited service. A participant is 100 percent vested after 3 years of credited service for employer matching contributions and 2 years of credited service for discretionary contributions. A participant with less than the required years of credited service is not vested except in the event of the participant's death or disability while employed by the Company, at which time the participant becomes 100 percent vested.
Forfeitures - Upon termination, the non-vested portion of a participant's account balance is forfeited. Forfeitures are used first to reduce the Plan's ordinary and necessary administrative expenses for the Plan year, and then, reduce the employer contributions for the Plan year. There is an immaterial amount of forfeited account balances included in the Plan's net assets available for benefits at December 31, 2025 and 2024.
Notes Receivable from Participants - Participants may borrow a minimum of $1 up to a maximum equal to the lesser of $50 or 50 percent of their vested account balance. Loan terms range from one to five years, except for the purpose of acquiring the participant's principal residence for which the term is commensurate with local prevailing terms, as determined by the Company. The loans are secured by the balance in the participant's account and bear interest at a rate determined at the time of each loan by the Plan Custodian. Principal and interest is paid ratably through semi-monthly payroll deductions.
Payment of Benefits - Upon termination of service, a participant may elect to receive either a direct rollover, a lump-sum amount equal to the value of their vested account, or installment payments over a fixed period of time not to exceed the participant's life expectancy or the joint life expectancy of the participant and the participant's designated beneficiary. Prior to separation from service, participants may elect a hardship distribution in accordance with the Plan agreement. Additionally, prior to separation from service, participants are eligible for an in-service withdrawal after they have reached the age of 59 1/2.
Administrative Expenses - The Plan's administrative expenses are paid by either the Plan or the Company, as provided by the Plan agreement. Payments made by the Plan toward administrative expenses are done so through the use of forfeitures. The Company used $1 from participant forfeitures to pay Plan administrative expenses of $295 for the year ended December 31, 2025.